DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	2.00%	$2,257	1.75%	$1,357
Brookfield Property Partners’ corporate bonds	4.11%	1,982	4.14%	1,890
Brookfield Properties Retail Holding LLC term debt	2.61%	1,869	2.90%	3,976
Brookfield Properties Retail Holding LLC senior secured notes	5.20%	1,695	5.75%	945
Brookfield Properties Retail Holding LLC corporate facility	3.10%	70	2.41%	1,015
Brookfield Properties Retail Holding LLC junior subordinated notes	1.58%	206	1.66%	206
Subsidiary borrowings	3.29%	537	1.69%	196

Secured debt obligations:
Funds subscription credit facilities(1)	2.44%	371	2.51%	315
Fixed rate	4.31%	26,248	4.27%	28,446
Variable rate	3.29%	20,341	3.61%	16,629
Deferred financing costs		(249)		(258)
Total debt obligations		$55,327		$54,717

Current		$13,742		$13,074
Non-current		38,579		41,263
Debt associated with assets held for sale		3,006		380
Total debt obligations		$55,327		$54,717
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2022 to 2023, however, approximately 2% of its debt obligations represent non-recourse mortgages on retail assets where the partnership has suspended contractual payment. The partnership is currently engaging in modification or restructuring discussions with the respective creditors. These negotiations may, under certain circumstances, result in certain properties securing these loans being transferred to the lender.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2021			Dec. 31, 2020
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. dollars	$37,559		$37,559	$37,413		$37,413
British pounds	7,030		£5,196	6,809		£4,981
Canadian dollars	4,419	C$	5,585	4,408	C$	5,613
South Korean Won	1,918	₩	2,280,000	2,093	₩	2,280,000
Australian dollars	2,014	A$	2,773	1,473	A$	1,914
Indian Rupee	1,801	Rs	134,378	2,257	Rs	164,753
Brazilian reais	476	R$	2,655	180	R$	936
China Yuan	69	C¥	437	22	C¥	143
Euros	290		€255	320		€262
Deferred financing costs	(249)			(258)
Total debt obligations	$55,327			$54,717
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2020	Debt obligation issuance, net of repayments	Assumed from business combinations	Debt from asset acquisitions	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Dec. 31, 2021
Debt obligations	$54,717	306	1,319	31	(565)	105	(386)	(200)	$55,327